Pension and Post Retirement Benefits - Fair Value of Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 520.2	$ 463.8
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	461.9	413.7
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 58.3	$ 50.1